Employee retirement benefits and severance payment allowance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory Hong Kong retirement plan	$ 693	$ 758	$ 225
Mandatory severance pay allowance	$ 256	$ 156	$ 743